Standby Equity Purchase Agreement (Details Narrative) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 02, 2023 USD ($) $ / shares shares	Aug. 10, 2023 USD ($) shares	Oct. 31, 2023 USD ($)	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | $ / shares	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Standby equity purchase agreement term	24 months		24 months
Purchase agreement, ownership limitation	4.99%
Purchase agreement, exchange cap	19.99%
Sale of stock | shares		4,015,002
Net proceeds on sale of stock		$ 40,200				$ 14,100
Measurement Input Expected Draws [Member]
Subsidiary, Sale of Stock [Line Items]
Derivative liability, measurement input				$ 3,000		2,000	$ 5,000
Standby Equity Purchase Agreement SEPA Derivative Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of SEPA derivative liability	$ 200			23	$ 366	55	185
Fair value of SEPA derivative liability				32	$ (181)	130	$ (2)
Standby Equity Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, authorized amount	$ 30,000		$ 30,000	$ 30,000		$ 30,000
Purchase agreement, maximum shares allowed, percentage of average daily volume	100
Purchase agreement, number of days used for measurement of average daily trading volume	10 days
Maximum shares of common stock allowed under Purchase Agreement (in shares) | shares	1,000,000
Purchase agreement, sales price, percentage of market price	96.00%
Purchase agreement, sales price, percentage of market price during three consecutive trading days	97.00%
Purchase agreement, number of trading days used for measurement of market price	3 days
Common stock, shares authorized for SEPA agreement (in shares) | shares	5,260,704
Sale of stock | shares						2,290,377
Net proceeds on sale of stock						$ 14,100